Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Leases Disclosure [Line Items]
2015	¥ 1,810
2016	2,019
2017	658
2018	563
2019	114
2020 and thereafter	9
Total minimum lease payments	5,173
Less-Amount representing interest	(312)
Present value of net minimum lease payments	4,861
Less-Current obligations	(1,667)	(1,540)
Long-term capital lease obligations	¥ 3,194